Long-Term Debt - Principal Payments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt, by Maturity [Abstract]
2015	$ 1,195,323
2016	32,000
2017	832,000
2018	32,000
2019	532,000
2020 and thereafter	3,013,000
Total principal payments	5,636,323	5,728,049
Less: Financing fees and equity component of notes	(118,710)	(160,046)
Total debt	$ 5,517,613	$ 5,568,003